Management Risks - Summary of Index Calculation (Detail) - Liquidity risk [member] R$ in Millions	3 Months Ended
Dec. 31, 2017 BRL (R$)
Disclosure Of Index Calculation [LineItems]
Total high-quality liquid assets	R$ 187,090
Total potential cash outflows	R$ 98,356
Liquidity Coverage Ratio (%)	190.20%